NOTES TO THE CONSOLIDATED STATEMENT OF CASH FLOWS -Supplemental disclosures (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
NOTES TO THE CONSOLIDATED STATEMENT OF CASH FLOWS
Profit before income tax	$ 462,047	¥ 3,006,216	¥ 1,625,545	¥ 121,941
Adjustments for:
Share of profits and losses of joint ventures	(1,253)	(8,151)	95,508	(23,238)
Share of profits and losses of associates	25,398	165,249	(115,091)	(284,531)
Depreciation of property, plant and equipment		6,606,283	6,577,514	6,944,990
Depreciation of investment properties		14,105	1,426
Gain on disposal of other property, plant and equipment and land use rights, net		(77,091)	(816,721)	(2,317,857)
Impairment losses on property, plant and equipment		15,632	57,080	10,011
Impairment losses of intangible assets		8,134
Amortisation of intangible assets		276,877	243,771	255,098
Amortisation of land use rights		96,074	99,724	104,459
Amortisation of prepaid expenses included in other non-current assets		127,793	64,918	83,992
Realized and unrealized losses on futures, option and forward contracts		155,024	1,135,682	690,818
Gain on previously held equity interest remeasured at acquisition-date fair value		(117,640)
Gain on disposals and deemed disposals of subsidiaries		(325,022)		(2,588,134)
Gain on disposal of investments in associates			(128,833)	(832,369)
Gain on disposal of and dividends from available-for-sale investments		(79,408)	(140,929)	(38,469)
Receipt of government subsidies		(202,359)	(207,146)	(282,635)
Interest income		(183,017)	(353,535)	(340,278)
Finance cost		5,189,929	5,019,908	5,979,489
Change in special reserve		56,729	9,148	(102,426)
Others		(16,950)	(7,531)	14,852
Cash flows generated from operating activities before working capital changes		14,708,407	13,160,438	7,395,713
Changes in working capital:
Decrease/ (increase) in inventories		(2,605,918)	2,412,815	1,805,110
Increase in trade and notes receivables		(2,123,242)	(3,679,766)	(68,353)
Decrease/(increase) in other current assets		1,275,535	3,466,467	(804,811)
Increase in restricted cash		(137,745)	(264,508)	(109,542)
Increase in other non-current assets		(420,486)	(133,249)	(566,664)
(Decrease)/ increase in trade and notes payables		1,511,908	(3,401,529)	(618,583)
Increase in other payables and accrued liabilities		1,875,014	40,469	1,024,249
Decrease in other non-current liabilities		(7,805)	(15,804)	(461,995)
Cash generated from operations		14,075,668	11,585,333	7,595,124
PRC corporate income taxes paid		(947,891)	(54,933)	(277,378)
Net cash generated from operating activities	$ 2,017,702	13,127,777	11,530,400	7,317,746
Non-cash transactions of investing activities and financing activities
Capital injection in an associate and joint ventures by non-cash assets		186,450	371,051	793,364
Endorsement of notes receivables accepted from sale of goods or services for purchase of property, plant and equipment		372,816	¥ 1,568,488	¥ 1,342,759
Acquisition of business		50,058
Finance lease		¥ 44,342